ISSUANCE OF EQUITY INTERESTS - Warrant fair value (Details)	Jul. 27, 2022 USD ($) $ / shares Y	Jun. 29, 2021 USD ($) Y $ / shares
Warrants fair value
Fair value of Warrants | $	$ 171,409
Measurement Input, Expected Term
Warrants fair value
Measurement Input, Warrants | Y	5
Measurement Input, Risk Free Rate
Warrants fair value
Measurement Input, Warrants	0.0282
Measurement Input, Share Price
Warrants fair value
Measurement Input, Warrants | $ / shares	3.7
Measurement Input, Volatility
Warrants fair value
Measurement Input, Warrants	0.95
Underwriter option
Warrants fair value
Fair value of Warrants | $		$ 618,000
Underwriter option | Measurement Input, Expected Term
Warrants fair value
Measurement Input, Warrants | Y		4.5
Underwriter option | Measurement Input, Risk Free Rate
Warrants fair value
Measurement Input, Warrants		0.0079
Underwriter option | Measurement Input, Share Price
Warrants fair value
Measurement Input, Warrants | $ / shares		6.26
Underwriter option | Measurement Input, Volatility
Warrants fair value
Measurement Input, Warrants		0.94